Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (52.3%)
United States (52.3%)
Communication Services (6.3%)
Alphabet, Cl A	400	$135
AT&T	4,900	128
Comcast, Cl A	4,700	140
Fox, Cl A	1,100	80
Verizon Communications	3,000	134
Versant Media Group*	188	6
		623
Consumer Discretionary (2.9%)
BorgWarner	1,800	86
eBay	400	36
H&R Block	1,700	67
Mattel*	2,300	48
Murphy USA	130	55
		292
Consumer Staples (6.6%)
Altria Group	2,000	124
Archer-Daniels-Midland	800	54
Campbell's	1,100	31
Fresh Del Monte Produce	1,800	71
General Mills	1,300	60
Kraft Heinz	3,300	78
Kroger	2,100	132
Molson Coors Beverage, Cl B	2,100	101
		651
Energy (1.8%)
EOG Resources	500	56
ExxonMobil	900	127
		183
Financials (5.6%)
Bank of New York Mellon	1,200	145
Hartford Insurance Group	600	81
MGIC Investment	2,500	67
New Mountain Finance	3,500	30
Old Republic International	2,600	102
Unum Group	1,000	76
Western Union	6,200	58
		559
Health Care (9.9%)
Bristol-Myers Squibb	3,400	187
Centene*	800	35
Cigna Group	200	55
CVS Health	800	60
Exelixis*	1,400	58
Gilead Sciences	600	85
Incyte*	700	70
Jazz Pharmaceuticals*	800	132
Johnson & Johnson	600	136

LSV Global Managed Volatility Fund

	Shares	Value (000)
Health Care (continued)
Merck	400	$44
Pfizer	4,400	116
		978
Industrials (3.1%)
Allison Transmission Holdings	500	54
Genpact	2,000	88
Science Applications International	400	41
Snap-on	100	37
Textron	1,000	88
		308
Information Technology (13.0%)
Adobe*	200	59
Amdocs	1,800	147
Arrow Electronics*	800	106
Avnet	1,300	81
Cisco Systems	2,900	227
Cognizant Technology Solutions, Cl A	1,800	148
Dropbox, Cl A*	3,500	89
Gen Digital	2,600	62
Hewlett Packard Enterprise	1,700	37
HP	4,000	78
NetScout Systems*	1,900	53
Progress Software*	1,700	70
TD SYNNEX	400	63
Zoom Communications, Cl A*	600	55
		1,275
Materials (1.3%)
NewMarket	140	94
Sonoco Products	700	34
		128
Utilities (1.8%)
American Electric Power	190	23
Evergy	500	38
Eversource Energy	600	41
National Fuel Gas	900	76
		178

Total United States		5,175

TOTAL U.S. COMMON STOCK
(Cost $4,725)		5,175

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Foreign Common Stock (44.7%)
Australia (1.9%)
Financials (1.0%)
UNIQA Insurance Group	5,300	$99

Industrials (0.9%)
ANDRITZ	500	43
Aurizon Holdings	18,100	46
		89

Total Australia		188

Belgium (1.1%)
Consumer Staples (0.4%)
Colruyt Group NorthV	1,100	42

Financials (0.7%)
Ageas	1,000	71

Total Belgium		113

Brazil (0.7%)
Communication Services (0.7%)
Telefonica Brasil	10,400	74

Total Brazil		74

Canada (1.7%)
Consumer Discretionary (0.5%)
Canadian Tire, Cl A	400	49

Financials (0.7%)
Canadian Imperial Bank of Commerce	800	74

Materials (0.5%)
Stella-Jones	700	47

Total Canada		170

China (2.8%)
Energy (0.6%)
PetroChina, Cl H	52,000	62

Financials (1.7%)
Bank of China, Cl H	148,000	88
People's Insurance Group of China, Cl H	92,000	80
		168

LSV Global Managed Volatility Fund

	Shares	Value (000)
Industrials (0.5%)
CRRC, Cl H	60,000	$45

Total China		275

Denmark (0.4%)
Consumer Staples (0.4%)
Scandinavian Tobacco Group	2,400	37

Total Denmark		37

France (3.6%)
Communication Services (0.4%)
Orange	2,200	41

Consumer Discretionary (0.3%)
Cie Generale des Etablissements Michelin SCA	900	33

Consumer Staples (0.5%)
Carrefour	2,800	46

Energy (1.0%)
TotalEnergies	1,300	94

Health Care (0.4%)
Sanofi	400	38

Industrials (1.0%)
Bouygues	900	49
Societe BIC	800	52
		101

Total France		353

Germany (0.3%)
Financials (0.3%)
Allianz	50	22
Muenchener Rueckversicherungs	20	12
		34

Total Germany		34

Hong Kong (1.4%)
Consumer Staples (1.0%)
WH Group	79,000	93

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Information Technology (0.4%)
VTech Holdings	5,500	$43

Total Hong Kong		136

Hungary (0.8%)
Communication Services (0.8%)
Magyar Telekom Telecommunications	12,700	79

Total Hungary		79

Italy (1.2%)
Consumer Discretionary (0.6%)
Pirelli & C(A)	7,500	56

Energy (0.6%)
Eni	3,100	64

Total Italy		120

Japan (7.6%)
Consumer Discretionary (1.2%)
Bridgestone	2,000	45
Honda Motor	8,000	80
		125
Financials (1.7%)
Japan Post Holdings	4,600	55
Japan Post Insurance	1,900	59
Yamaguchi Financial Group	2,900	46
		160
Health Care (0.6%)
Alfresa Holdings	3,700	60

Industrials (0.4%)
NIPPON EXPRESS HOLDINGS	1,700	39

Information Technology (2.9%)
Brother Industries	2,900	59
Canon	3,000	91
Citizen Watch	6,900	61
Nippon Electric Glass	1,100	48
Seiko Epson	3,400	44
		303
Real Estate (0.8%)
AEON REIT Investment‡	40	35

LSV Global Managed Volatility Fund

	Shares	Value (000)
Real Estate (continued)
Fukuoka REIT‡	30	$36
		71

Total Japan		758

Malaysia (1.7%)
Financials (1.7%)
AMMB Holdings	54,000	88
RHB Bank	35,700	77
		165

Total Malaysia		165

Netherlands (1.4%)
Consumer Staples (0.5%)
Koninklijke Ahold Delhaize	1,300	51

Energy (0.9%)
Shell	2,400	92

Total Netherlands		143

Portugal (0.4%)
Materials (0.4%)
Navigator	10,100	38

Total Portugal		38

Russia (–%)
Energy (–%)
LUKOIL PJSC(A)*	1,300	—

Total Russia		—

Singapore (1.7%)
Financials (1.1%)
DBS Group Holdings	1,180	55
United Overseas Bank	1,600	48
		103
Industrials (0.6%)
Jardine Cycle & Carriage	2,500	62

Total Singapore		165

South Korea (3.1%)
Communication Services (1.2%)
KT	800	32

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Communication Services (continued)
SK Telecom	1,600	$80
		112
Consumer Discretionary (0.4%)
Kia	400	43

Consumer Staples (0.5%)
KT&G	500	53

Financials (1.0%)
Industrial Bank of Korea	3,100	48
Samsung Card	1,200	47
		95

Total South Korea		303

Spain (1.9%)
Energy (0.6%)
Repsol	3,100	61

Industrials (0.4%)
Logista Integral	1,100	40

Information Technology (0.4%)
Indra Sistemas	600	39

Utilities (0.5%)
Endesa	1,300	48

Total Spain		188

Sweden (1.8%)
Consumer Discretionary (0.9%)
Autoliv	700	85

Financials (0.9%)
Swedbank, Cl A	2,400	93

Total Sweden		178

Switzerland (2.2%)
Financials (0.8%)
Valiant Holding	400	80

Health Care (1.4%)
Novartis	900	134

Total Switzerland		214

LSV Global Managed Volatility Fund

	Shares	Value (000)
Taiwan (0.9%)
Information Technology (0.9%)
Chicony Electronics	7,000	$26
Chipbond Technology	17,000	29
Hon Hai Precision Industry	5,000	35
		90

Total Taiwan		90

Thailand (1.6%)
Financials (1.6%)
Kiatnakin Phatra Bank	27,300	62
Krung Thai Bank	103,400	93
		155

Total Thailand		155

United Kingdom (4.5%)
Communication Services (0.5%)
BT Group, Cl A	19,500	51

Consumer Discretionary (0.4%)
Frasers Group*	3,800	36

Consumer Staples (1.9%)
British American Tobacco	700	42
Imperial Brands	1,900	80
Tesco	12,200	71
		193

Financials (1.3%)
HSBC Holdings	7,200	128

Health Care (0.4%)
GSK	1,600	41

Total United Kingdom		449

TOTAL FOREIGN COMMON STOCK
(Cost $3,175)		4,425
	Number of Warrants
Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	2,275	—

TOTAL WARRANTS
(Cost $–)		—

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Global Managed Volatility Fund

	Face
	Amount
	(000)	Value (000)
Repurchase Agreement (1.5%)
South Street Securities 3.250%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $150 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $98, 1.875% - 3.500%, 10/15/2028 – 08/15/2047; total market value $153)	$150	$150

TOTAL REPURCHASE AGREEMENT
(Cost $150)		150

Total Investments – 98.5%
(Cost $8,050)		$9,750

Percentages are based on Net Assets of $9,902 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-2400